Share-based plans - Material input factors (Details)	9 Months Ended
Sep. 30, 2025 € / shares
LTIP 2025+
Share-based plans
Weighted average share price at grant date	€ 44.75
Expected volatility of the Company's share price	32.75%
Vesting period	3 years
Risk-free interest rate for the Company's share price	1.97%
MB LTIP 2024+
Share-based plans
Weighted average share price at grant date	€ 45
Expected volatility of the Company's share price	31.78%
Vesting period	4 years
Risk-free interest rate for the Company's share price	2.24%